Consolidated Balance Sheets (USD $)	Dec. 31, 2013		Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 194,740,045		$ 140,870,317
Short-term investments			10,000,000
Accounts receivable, net	11,837,578		3,873,849
Accrued income	7,902,234		6,729,551
Prepaid expenses and other current assets	6,282,218		5,079,652
Inventories	5,924,201		4,821,346
Total current assets	226,686,276		171,374,715
Non-current assets
Long-term accounts receivable	316,559
Deposit on vessel acquisitions			47,000,000
Vessels under construction	60,197,486		20,110,888
Property, plant and equipment, net	363,015		497,362
Deferred finance costs, net	11,436,165		6,610,820
Total assets	1,325,226,052		832,254,484
Current liabilities
Current portion of long-term debt	60,750,308		26,842,508
Accounts payable	13,585,924		7,943,797
Accrued expenses and other liabilities	6,438,384		3,476,329
Accrued interest	4,261,971		1,891,763
Deferred income	4,803,196		2,883,352
Total current liabilities	89,839,783		43,037,749
Non-current liabilities
Secured term loan facilities, net of current portion	389,734,262		216,393,245
Senior unsecured bond	125,000,000		125,000,000
Total non-current liabilities	514,734,262		341,393,245
Commitments and contingencies
Stockholders' equity
Common stock - $.01 par value; 400,000,000 shares authorized; 55,326,765 shares issued and outstanding, (2012: 38,694,648)	553,267	[1]	386,946	[1]
Additional paid-in capital	584,030,816		352,379,033
Accumulated other comprehensive loss	(87,930)		(114,507)
Retained earnings	136,155,854		95,172,018
Total stockholders' equity	720,652,007		447,823,490
Total liabilities and stockholders' equity	1,325,226,052		832,254,484
Vessels In Operation
Non-current assets
Property, plant and equipment, net	$ 1,026,226,551		$ 586,660,699

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2012 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 10 - Common Stock to these consolidated financial statements.